Consolidated Statement of Comprehensive Income/(loss) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit of the period	$ 2,655	$ 2,474	[1],[2]
Other comprehensive income/(loss): items that will not be reclassified to profit or loss:
Re-measurements of post-employment benefits	3	1
Other comprehensive income/(loss) that will not be reclassified to profit or loss, net of tax	3	1
Other comprehensive income/(loss): items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	3,574	2,412
Effective portion of changes in fair value of net investment hedges	(95)	(417)
Cash flow hedges recognized in equity	(497)	189
Cash flow hedges reclassified from equity to profit or loss	(103)	(451)
Other comprehensive income/(loss) that will be reclassified to profit or loss net of tax	2,879	1,733
Other comprehensive income/(loss), net of tax	2,882	1,734
Total comprehensive income/(loss)	5,538	4,208
Attributable to:
Equity holders of AB InBev	5,049	3,584
Non-controlling interest	$ 488	$ 624

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	The 2022 presentation was amended to conform to the 2023 presentation.